EMPLOYMENT (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Employee	Dec. 31, 2023 USD ($) Employee	Dec. 31, 2022 USD ($) Employee
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [Abstract]
Average number of employees, including discontinued operations | Employee	401	383	398
Total personnel expenses, inclusive of amounts capitalised for wages and salaries, social welfare costs and pension costs	$ 33,584	$ 29,975	$ 27,528
Total share based payments, inclusive of amounts capitalised	1,316	2,069	1,755
Employees contribution	451	508	347
Pension accrual	$ 0	$ 56	$ 44